Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Prepayment and Other Assets
Prepayment and other assets consist of the following:

	As at
	March 31, 2023	March 31, 2022
Current:
Service tax and other tax receivables	$11,815	$8,833
Employee receivables	2,184	1,045
Advances to suppliers	1,765	2,987
Prepaid expenses	13,209	10,169
Other assets	4,878	5,788

Total	$33,851	$28,822

Non-current:
Deposits	$11,423	$11,263
Income tax assets	15,102	15,068
Service tax and other tax receivables	15,255	13,079
Other assets	7,829	4,865

Total	$49,609	$44,275